N-2 - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key			0001316463
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Clough Global Equity Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 3 - CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

The Board of each Fund announced, on June 12, 2026, that it had approved the renewal of the repurchase program in accordance with Section 23(c) of the 1940 Act. Under the share repurchase program, each Fund may purchase up to 5% of its outstanding common shares in open market transactions through June 30, 2027.

There were no common share transactions for the six months ended April 30, 2026 and the year ended October 31, 2025.

Document Period End Date			Apr. 30, 2026
Borrowings Outstanding [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 41,000	$ 41,000	$ 41,000	$ 29,000	$ 29,000	$ 110,000	$ 131,500
Senior Securities Coverage per Unit	[1]	$ 5,233	$ 5,233	$ 5,088	$ 6,077	$ 5,190	$ 2,344	$ 3,036
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		8.10	8.10	7.86	6.76	5.26	7.09	15.27
NAV Per Share		$ 9.26	$ 9.26	$ 8.95	$ 7.86	$ 6.45	$ 7.73	$ 15.11	$ 12.81
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		18,738,121

[1]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Leverage Facility) from the Fund’s total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.